Other Income	12 Months Ended
Dec. 31, 2012
Other Income
Note 8. Other Income

Other income during 2010 was the reimbursement received from Commonwealth for 51% of certain of the Company’s agreed third party costs incurred according to the Participation Agreement mentioned in Note 1. Other income for 2012 represents the gain on the disposal of a vehicle.